Retirement And Other Benefit Plans	12 Months Ended
Jan. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement And Other Benefit Plans
RETIREMENT AND OTHER BENEFIT PLANS

The Company sponsors pension plans in both the United States and Canada. The Company’s domestic pension plans cover substantially all United States employees. Under the domestic plans, salaried, management and certain hourly employees’ pension benefits are based on the employee’s highest consecutive five years of compensation during the 10 years before retirement. The Company’s Canadian pension plans cover certain employees based on plan specifications. Under the Canadian plans, employees’ pension benefits are based on the employee’s highest consecutive five years of compensation during the 10 years before retirement. The Company’s funding policy for all plans is to make the minimum annual contributions required by applicable regulations. The Company also maintains an unfunded Supplemental Executive Retirement Plan (“SERP”).

In addition to providing pension benefits, the Company sponsors unfunded defined benefit postretirement life insurance plans that cover both salaried and hourly employees who became eligible for benefits by January 1, 1995. The life insurance plans provide coverage of up to twenty-thousand dollars for qualifying retired employees.

Benefit Obligations
The following table sets forth changes in benefit obligations, including all domestic and Canadian plans:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Benefit obligation at beginning of year	$279,964	$290,534	$1,119	$3,207
Service cost	9,650	10,638	—	—
Interest cost	14,230	13,241	49	55
Plan participants’ contribution	12	12	4	19
Plan amendments	(11,671)	99	—	—
Actuarial loss (gain)	83,105	(23,442)	483	(2,055)
Benefits paid	(11,814)	(11,107)	(143)	(107)
Foreign exchange rate changes	(1,136)	(11)	—	—
Benefit obligation at end of year	$362,340	$279,964	$1,512	$1,119

The accumulated benefit obligation for the United States pension plans was $342.6 million and $256.0 million as of January 31, 2015 and February 1, 2014, respectively. The accumulated benefit obligation for the Canadian pension plans was $4.3 million and $4.7 million as of January 31, 2015 and February 1, 2014, respectively.

	Pension Benefits		Other Postretirement Benefits
Weighted–average assumptions used to determine benefit obligations, end of year	2014	2013	2014	2013
Discount rate	3.90%	5.00%	3.90%	5.00%
Rate of compensation increase	3.00%	3.00%	N/A	N/A

At February 1, 2014, the domestic pension plan and other postretirement benefits mortality assumptions were based on the RP-2000 mortality table using mortality improvement scale AA. In October 2014, the Society of Actuaries issued an updated set of mortality tables and improvement scale collectively known as RP-2014 and MP-2014, respectively. The Company has reviewed the findings and recommendations of these reports with its actuary and its actuary performed a mortality study based on the Company's plan participant population. Based on the results of that study, the Company has elected to use the Society of Actuaries' RP-2014 Bottom Quartile tables, projected using generational scale MP-2014 to better reflect anticipated future experience. Actuarial losses, related to the change in mortality tables, increased the pension plan liability by approximately $18.4 million as of January 31, 2015.

During 2014, the Company announced amendments to the domestic qualified pension plan and the SERP, including certain changes to eligibility and service period requirements as well as changes to the benefit formula, including the calculation of participants' final average compensation.  Certain changes became effective in January 2015, while other changes will be effective in January 2016. These plan amendments decreased the pension liability by $11.7 million as of January 31, 2015.

Plan Assets
Pension assets are managed in accordance with the prudent investor standards of the Employee Retirement Income Security Act (“ERISA”). The plan’s investment objective is to earn a competitive total return on assets, while also ensuring plan assets are adequately managed to provide for future pension obligations. This results in the protection of plan surplus and is accomplished by matching the duration of the projected benefit obligation using leveraged fixed income instruments and, while maintaining an equity commitment, managing an equity overlay strategy. The overlay strategy is intended to protect the managed equity portfolios against adverse stock market environments. The Company delegates investment management of the plan assets to specialists in each asset class and regularly monitors manager performance and compliance with investment guidelines. The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers. The target allocations for plan assets for 2014 were 70% equities and 30% debt securities. Allocations may change periodically based upon changing market conditions. Equities did not include any Company stock at January 31, 2015 or February 1, 2014.

Assets of the Canadian pension plans, which total approximately $4.5 million at January 31, 2015, were invested 58% in equity funds, 37% in bond funds and 5% in money market funds. The Canadian pension plans did not include any Company stock as of January 31, 2015 or February 1, 2014.

A financial instrument’s level within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Refer to further discussion on the fair value hierarchy in Note 13 to the consolidated financial statements. Following is a description of the pension plan investments measured at fair value, including the general classification of such investments pursuant to the valuation hierarchy.

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Cash and cash equivalents include cash collateral and margin as well as money market funds. The fair values are based on unadjusted quoted market prices in active markets with sufficient volume and frequency and therefore are classified within Level 1 of the fair value hierarchy.

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Investments in corporate stocks – common, U.S. government securities, mutual funds, preferred securities, real estate investment trusts and S&P 500 Index put and call options (traded on security exchanges) are classified within Level 1 of the fair value hierarchy because the fair values are based on unadjusted quoted market prices in active markets with sufficient volume and frequency.

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Corporate debt instruments and interest rate swap agreements are valued at fair value based on vendor-quoted pricing for which inputs are observable and can be corroborated; therefore, these are classified within Level 2 of the fair value hierarchy.

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The unallocated insurance contract is valued at contract value, which approximates fair value; therefore, this contract is classified within Level 3 of the fair value hierarchy. The unallocated insurance contract fair value was $0.1 million as of both January 31, 2015 and February 1, 2014.

•
The alternative investment fund, with a fair value of $10.7 million as of January 31, 2015, is an investment in a pool of long-duration domestic investment grade assets. This investment is valued at fair value based on prices supplied by the company or industry source of the investment grade assets and therefore, are classified within Level 3 of the fair value hierarchy.

•	The other pension plan assets, with a fair value of $0.4 million as of February 1, 2014, were not priced and therefore were classified within Level 3 of the fair value hierarchy.

The fair values of the Company’s pension plan assets at January 31, 2015 by asset category are as follows:

		Fair Value Measurements at January 31, 2015
($ thousands)	Total	Level 1	Level 2	Level 3
Asset
Cash and cash equivalents	$95,560	$95,560	$—	$—
U.S. government securities	84,141	84,141	—	—
Mutual fund	29,240	29,240	—	—
Corporate stocks – common	184,486	184,486	—	—
S&P 500 Index options	11,731	11,731	—	—
Preferred securities	286	286	—	—
Interest rate swap agreements	7,268	—	7,268	—
Alternative investment fund	10,733	—	10,733	—
Unallocated insurance contract	89	—	—	89
Total	$423,534	$405,444	$18,001	$89

The fair values of the Company’s pension plan assets at February 1, 2014 by asset category are as follows:

		Fair Value Measurements at February 1, 2014
($ thousands)	Total	Level 1	Level 2	Level 3
Asset
Cash and cash equivalents	$14,038	$14,038	$—	$—
U.S. government securities	73,813	73,813	—	—
Mutual fund	27,376	27,376	—	—
Real estate investment trusts	105	105	—	—
Corporate debt instruments	29,783	—	29,783	—
Corporate stocks – common	212,211	212,211	—	—
S&P 500 Index options	(1,343)	(1,343)	—	—
Interest rate swap agreements	(131)	—	(131)	—
Unallocated insurance contract	82	—	—	82
Other	386	—	—	386
Total	$356,320	$326,200	$29,652	$468

The following table sets forth changes in the fair value of plan assets, including all domestic and Canadian plans:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$356,320	$336,445	$—	$—
Actual return on plan assets	79,986	30,628	—	—
Employer contributions	206	331	139	88
Plan participants’ contributions	12	12	4	19
Benefits paid	(11,814)	(11,107)	(143)	(107)
Foreign exchange rate changes	(1,176)	11	—	—
Fair value of plan assets at end of year	$423,534	$356,320	$—	$—

Funded Status
The over-funded status as of January 31, 2015 and February 1, 2014 for pension benefits was $61.2 million and $76.4 million, respectively. The under-funded status as of January 31, 2015 and February 1, 2014 for other postretirement benefits was $1.5 million and $1.1 million, respectively.

Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Prepaid pension costs (noncurrent assets)	$73,324	$85,561	$—	$—
Accrued benefit liabilities (current liability)	(2,675)	(1,002)	(142)	(105)
Accrued benefit liabilities (noncurrent liability)	(9,455)	(8,203)	(1,370)	(1,014)
Net amount recognized at end of year	$61,194	$76,356	$(1,512)	$(1,119)

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets for pension plans with a projected benefit obligation in excess of plan assets and for pension plans with an accumulated benefit obligation in excess of plan assets, which includes only the Company’s SERP, were as follows:

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets		Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets

($ thousands)	2014	2013	2014	2013
End of Year
Projected benefit obligation	$12,130	$9,205	$12,130	$9,205
Accumulated benefit obligation	10,770	7,180	10,770	7,180
Fair value of plan assets	—	—	—	—

The accumulated postretirement benefit obligation exceeds assets for all of the Company’s other postretirement benefit plans.

The amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit (income) cost at January 31, 2015 and February 1, 2014, and the expected amortization of the January 31, 2015 amounts as components of net periodic benefit (income) cost for the year ended January 31, 2015, are as follows:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Components of accumulated other comprehensive income, net of tax:
Net actuarial loss (gain)	$4,872	$(12,065)	$(1,068)	$(1,628)
Net prior service (credit) cost	(7,037)	111	—	—
	$(2,165)	$(11,954)	$(1,068)	$(1,628)

	Pension Benefits	Other Postretirement Benefits
($ thousands)	2015	2015
Expected amortization, net of tax:
Amortization of net actuarial loss (gain)	$140	$(190)
Amortization of net prior service cost	16	—
	$156	$(190)

Net Periodic Benefit (Income) Cost
Net periodic benefit (income) cost for 2014, 2013 and 2012 for all domestic and Canadian plans included the following components:

	Pension Benefits			Other Postretirement Benefits
($ thousands)	2014	2013	2012	2014	2013	2012
Service cost	$9,650	$10,638	$11,523	$—	$—	$—
Interest cost	14,230	13,241	12,727	49	55	148
Expected return on assets	(24,757)	(24,773)	(25,073)	—	—	—
Amortization of:
Actuarial loss (gain)	201	954	204	(432)	(351)	(82)
Prior service cost	27	13	13	—	—	—
Net transition asset	—	—	(43)	—	—	—
Total net periodic benefit (income) cost	$(649)	$73	$(649)	$(383)	$(296)	$66

Weighted-average assumptions used to determine net periodic benefit (income) cost:

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Discount rate	5.00%	4.50%	4.75%	5.00%	4.50%	4.75%
Rate of compensation increase	3.00%	3.50%	3.50%	N/A	N/A	N/A
Expected return on plan assets	8.25%	8.25%	8.25%	N/A	N/A	N/A

The net actuarial loss (gain) subject to amortization is amortized on a straight-line basis over the average future service of active plan participants as of the measurement date. The prior service cost is amortized on a straight-line basis over the average future service of active plan participants benefiting under the plan at the time of each plan amendment. The net transition asset was amortized over the estimated service life.

The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the plan’s investment portfolio. Assumed projected rates of return for each asset class were selected after analyzing experience and future expectations of the returns. The overall expected rate of return for the portfolio was developed based on the target allocation for each asset class.

Expected Cash Flows
Information about expected cash flows for all pension and postretirement benefit plans follows:

	Pension Benefits
($ thousands)	Funded Plan	SERP	Total	Other Postretirement Benefits
Employer Contributions
2015 expected contributions to plan trusts	$79	$—	$79	$—
2015 expected contributions to plan participants	—	2,675	2,675	142
Expected Benefit Payments
2015	$11,109	$2,675	$13,784	$142
2016	11,807	408	12,215	134
2017	12,457	3,628	16,085	127
2018	13,201	542	13,743	120
2019	13,886	917	14,803	113
2020 – 2024	77,058	5,313	82,371	462

Defined-Contribution Plans
The Company’s domestic defined-contribution 401(k) plan covers salaried and certain hourly employees. Company contributions represent a partial matching of employee contributions, generally up to a maximum of 3.5% of the employee’s salary and bonus. The Company’s expense for this plan was $3.0 million in 2014 and $3.4 million in both 2013 and 2012.

The Company’s Canadian defined contribution plan covers certain salaried and hourly employees. The Company makes contributions for all eligible employees, ranging from 3% to 5% of the employee’s salary. In addition, eligible employees may voluntarily contribute to the plan. The Company’s expense for this plan was $0.2 million in both 2014 and 2013 and $0.3 million in 2012.

Deferred Compensation Plan
The Company has a non-qualified deferred compensation plan (the “Deferred Compensation Plan”) for the benefit of certain management employees. The investment funds offered to the participants generally correspond to the funds offered in the Company’s 401(k) plan and the account balance fluctuates with the investment returns on those funds. The Deferred Compensation Plan permits the deferral of up to 50% of base salary and 100% of compensation received under the Company’s annual incentive plan. The deferrals are held in a separate trust, which has been established by the Company to administer the Deferred Compensation Plan. The assets of the trust are subject to the claims of the Company’s creditors in the event that the Company becomes insolvent. Consequently, the trust qualifies as a grantor trust for income tax purposes (i.e., a “Rabbi Trust”). The liabilities of the Deferred Compensation Plan of $2.9 million and $2.2 million as of January 31, 2015 and February 1, 2014, respectively, are presented in employee compensation and benefits in the accompanying consolidated balance sheets. The assets held by the trust of $2.9 million as of January 31, 2015 and $2.2 million as of February 1, 2014 are classified as trading securities within prepaid expenses and other current assets in the accompanying consolidated balance sheets, with changes in the deferred compensation charged to selling and administrative expenses in the accompanying consolidated statements of earnings.

Deferred Compensation Plan for Non-Employee Directors
Non-employee directors are eligible to participate in a deferred compensation plan, whereby deferred compensation amounts are valued as if invested in the Company’s common stock through the use of phantom stock units (“PSUs”). Under the plan, each participating director’s account is credited with the number of PSUs equal to the number of shares of the Company’s common stock that the participant could purchase or receive with the amount of the deferred compensation, based upon the fair value (as determined based on the average of the high and low prices) of the Company’s common stock on the last trading day of the fiscal quarter when the cash compensation was earned. Dividend equivalents are paid on PSUs at the same rate as dividends on the Company’s common stock and are re-invested in additional PSUs at the next fiscal quarter-end. The PSUs are payable in cash based on the number of PSUs credited to the participating director’s account, valued on the basis of the fair value at fiscal quarter-end on or following termination of the director’s service. The liabilities of the plan of $2.1 million as of January 31, 2015 and $1.7 million as of February 1, 2014 are based on 67,488 and 67,263 outstanding PSUs, respectively, and are presented in other liabilities in the accompanying consolidated balance sheets. Gains and losses resulting from changes in the fair value of the PSUs are charged to selling and administrative expenses in the accompanying consolidated statements of earnings.